Nature of Operations	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

Note 1 Nature of Operations

Omnia Wellness Inc. (the “Company”) was incorporated as a Nevada corporation on March 2, 2016, by the filing of articles of incorporation with the Secretary of State of the State of Nevada under the name Glolex, Inc.

On June 25, 2019, Maksim Charniak, the Company’s then sole executive officer and director and the owner of 3,000,000 shares (pre- stock split) of the Company’s common stock, sold all his shares of common stock of the Company to Amer Samad, resulting in a change of control of the Company. As part of that transaction, Mr. Charniak resigned from all of his officer and director positions, and Mr. Samad was appointed as the Chief Executive Officer, President, Chief Financial Officer and Secretary of the Company, and was appointed to the Board of Directors of the Company. Mr. Samad also purchased 1,167,937 shares (pre-stock split) of the Company’s common stock in a series of private transactions, resulting in Mr. Samad owning 4,167,937 shares (pre-stock split) of the Company’s common stock, or approximately 95.6% of the issued and outstanding common stock of the Company.

On March 5, 2020, the Company filed Amended and Restated Articles of Incorporation with the Secretary of State of the State of Nevada to, among other things, (i) increase the Company’s authorized shares of common stock from 75,000,000 to 100,000,000, (ii) create and authorize 10,000,000 shares of “blank check” preferred stock, and (iii) effect a 12.6374:1 forward stock split of the common stock. In addition, on March 16, 2020, the Company filed a Certificate of Amendment to its Amended and Restated Articles of Incorporation with the Secretary of State of the State of Nevada to change the name of the Company from Glolex Inc. to Omnia Wellness Inc. On April 15, 2020, the stock of the Company began trading on the OTC Pink market under the symbol “OMWS”.

On April 17, 2020, the Company entered into a Share Exchange and Reorganization Agreement (the “Exchange Agreement”) with Omnia Wellness Corporation (formerly known as Bed Therapies Inc.), a Texas corporation (“Omnia Corp.”), and the beneficial stockholders of Omnia Corp. to acquire 100% of the issued and outstanding shares of capital stock of Omnia Corp. The transactions contemplated by the Exchange Agreement were consummated on January 5, 2021, and, pursuant to the terms of the Exchange Agreement, among other things, all outstanding shares of common stock of Omnia Corp., no par value, or the Omnia Corp. Shares, were exchanged for shares of the Company’s common stock, par value $0.001 per share, based on the exchange ratio of one share of the Company’s common stock for every one Omnia Corp. Share. The Company refers herein to the transactions contemplated by the Exchange Agreement, collectively, as the Acquisition. Accordingly, the Company acquired 100% of Omnia Corp. in exchange for the issuance of 10,000,000 (not adjusted to reflect the Company’s 15:1 forward stock split on April 6, 2021) shares of the Company’s common stock and Omnia Corp. became the Company’s wholly owned subsidiary. As of the closing of the Acquisition (the “Closing”), Mr. Samad, resigned as an officer and director of the Company and agreed to cancel 52,656,888 (pre-stock split) shares of the Company’s common stock owned beneficially and of record by him as part of the conditions to Closing, which were cancelled immediately following the Closing. The Company also issued an aggregate of 1,269,665 (pre-stock split) shares of common stock on January 5, 2021, as a result of the conversion in accordance with their terms of outstanding convertible promissory notes in the aggregate principal amount of approximately $539,000.

As of immediately prior to the closing of the Acquisition, the Company entered into an Assignment and Assumption Agreement with RZI Consulting LLC (the “Assignment Agreement”), pursuant to which RZI Consulting LLC assumed substantially all of the Company’s remaining assets and liabilities through the closing of the Acquisition. Accordingly, as of the closing of the Acquisition, the Company had no assets or liabilities (other than relating to general and administrative expenses).

Following the Acquisition, the Company, through its wholly owned subsidiary Omnia Corp., now develops and markets products for wellness and physical therapy markets, using patented dry-hydro therapy equipment that the Company plans to offer and sell in medical and fitness markets.

On April 6, 2021, the Company filed a Certificate of Change with the Secretary of State of the State of Nevada to (i) increase the Company’s authorized shares of common stock from 100,000,000 to 1,500,000,000, (ii) increase the Company’s authorized shares of “blank check” preferred stock from 10,000,000 to 150,000,000, and (iii) effect a 1:15 forward stock split of the common stock.

The Company’s principal executive office is located at 999 18th St., Suite 3000, Denver, CO 80202, and its telephone number is 888-320-5711. The Company’s website address is www.omniawellness.com.

In March 2020 the World Health Organization declared COVID-19 a pandemic. The Company is still assessing the impact COVID-19 may have on its business, but there can be no assurance that this analysis will enable the Company to avoid part or all of any impact from the spread of COVID-19 or its consequences, including downturns in business sentiment generally. The extent to which the COVID-19 pandemic and global efforts to contain its spread will impact the Company’s operations will depend on future developments, which are highly uncertain and cannot be predicted at this time, and include the duration, severity and scope of the pandemic and the actions taken to contain or treat the COVID-19 pandemic.

Note 1 Nature of Operations

Omnia Wellness Inc. (the “Company”) was incorporated as a Nevada corporation on March 2, 2016 by the filing of articles of incorporation with the Secretary of State of the State of Nevada under the name Glolex, Inc.

On June 25, 2019, Maksim Charniak, the Company’s then sole executive officer and director and the owner of 3,000,000 shares (pre-stock split) of the Company’s common stock, sold all of his shares of common stock of the Company to Amer Samad, resulting in a change of control of the Company. As part of that transaction, Mr. Charniak resigned from all of his officer and director positions, and Mr. Samad was appointed as the Chief Executive Officer, President, Chief Financial Officer and Secretary of the Company, and was appointed to the Board of Directors of the Company. Mr. Samad also purchased 1,167,937 shares (pre-stock split) of the Company’s common stock in a series of private transactions, resulting in Mr. Samad owning 4,167,937 shares (pre-stock split) of the Company’s common stock, or approximately 95.6% of the issued and outstanding common stock of the Company.

On March 5, 2020, the Company filed Amended and Restated Articles of Incorporation with the Secretary of State of the State of Nevada to, among other things, (i) increase the Company’s authorized shares of common stock from 75,000,000 to 100,000,000, (ii) create and authorize 10,000,000 shares of “blank check” preferred stock, and (iii) effect a 12.6374:1 forward stock split of the common stock. In addition, on March 16, 2020, the Company filed a Certificate of Amendment to its Amended and Restated Articles of Incorporation with the Secretary of State of the State of Nevada to change the name of the Company from Glolex Inc. to Omnia Wellness Inc. On April 15, 2020, the stock of the Company began trading on the OTC Pink market under the symbol “OMWS”.

On April 17, 2020, the Company entered into a Share Exchange and Reorganization Agreement (the “Exchange Agreement”) with Omnia Wellness Corporation (formerly known as Bed Therapies Inc.), a Texas corporation (“Omnia Corp.”), and the beneficial stockholders of Omnia Corp. to acquire 100% of the issued and outstanding shares of capital stock of Omnia Corp. The transactions contemplated by the Exchange Agreement were consummated on January 5, 2021, and, pursuant to the terms of the Exchange Agreement, among other things, all outstanding shares of common stock of Omnia Corp., no par value, or the Omnia Corp. Shares, were exchanged for shares of the Company’s common stock, par value $0.001 per share, based on the exchange ratio of one share of the Company’s common stock for every one Omnia Corp. Share. The Company refers herein to the transactions contemplated by the Exchange Agreement, collectively, as the Acquisition. Accordingly, the Company acquired 100% of Omnia Corp. in exchange for the issuance of 10,000,000 (not adjusted to reflect the Company’s 15:1 forward stock split on April 6, 2021) shares of the Company’s common stock and Omnia Corp. became the Company’s wholly-owned subsidiary. As of the closing of the Acquisition (the “Closing”), Mr. Samad, resigned as an officer and director of the Company and agreed to cancel 52,656,888 (pre-stock split) shares of the Company’s common stock owned beneficially and of record by him as part of the conditions to Closing, which were cancelled immediately following the Closing. The Company also issued an aggregate of 1,269,665 (pre-stock split) shares of common stock on January 5, 2021 as a result of the conversion in accordance with their terms of outstanding convertible promissory notes in the aggregate principal amount of approximately $539,000.

As of immediately prior to the closing of the Acquisition, the Company entered into an Assignment and Assumption Agreement with RZI Consulting LLC (the “Assignment Agreement”), pursuant to which RZI Consulting LLC assumed substantially all of the Company’s remaining assets and liabilities through the closing of the Acquisition. Accordingly, as of the closing of the Acquisition, the Company had no assets or liabilities (other than relating to general and administrative expenses).

Following the Acquisition, the Company, through its wholly-owned subsidiary Omnia Corp., now develops and markets products for wellness and physical therapy markets, using patented dry-hydro therapy equipment that the Company plans to offer and sell in medical and fitness markets.

On April 6, 2021, the Company filed a Certificate of Change with the Secretary of State of the State of Nevada to (i) increase the Company’s authorized shares of common stock from 100,000,000 to 1,500,000,000, (ii) increase the Company’s authorized shares of “blank check” preferred stock from 10,000,000 to 150,000,000, and (iii) effect a 1:15 forward stock split of the common stock.

The Company’s principal executive office is located at 999 18th St., Suite 3000, Denver, CO 80202, and its telephone number is 303-325-3738. The Company’s website address is www.omniawellness.com.

In March 2020 the World Health Organization declared COVID-19 a pandemic. The Company is still assessing the impact COVID-19 may have on its business, but there can be no assurance that this analysis will enable the Company to avoid part or all of any impact from the spread of COVID-19 or its consequences, including downturns in business sentiment generally. The extent to which the COVID-19 pandemic and global efforts to contain its spread will impact the Company’s operations will depend on future developments, which are highly uncertain and cannot be predicted at this time, and include the duration, severity and scope of the pandemic and the actions taken to contain or treat the COVID-19 pandemic.